TAXATION	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
TAXATION
TAXATION

23.    TAXATION

Income Tax

1)	Cayman Islands

The Group was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

2)	The United States (“US”)

The Company’s subsidiaries incorporated in the United States are subject to statutory income tax at a rate up to 35% for taxable income earned in the United States. On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was enacted, significantly revising the U.S corporate income tax law. Changes include a reduction in the federal corporate tax, changes to operating loss carry-forwards and carrybacks, and a repeal of the corporate alternative minimum tax. This legislation resulted in a reduction of the U.S. federal corporate income tax rates from a maximum of 35% to 21%, to which the subsidiaries incorporated in the United States are subject.

3)	Hong Kong

Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

4)	Singapore

The Company’s subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. Singapore does not impose a withholding tax on dividends for resident companies. For the six months ended June 30, 2021 and 2022, we did not incur any income tax as there was no estimated assessable profit that was subject to Singapore income tax.

5)	China

The Company’s subsidiaries, consolidated VIEs and subsidiary of the VIEs established in the PRC are subject to statutory income tax at a rate of 25%, unless preferential tax rates were applicable.

The Enterprise Income Tax (“EIT”) Law and its implementing rules permit High and New Technology Enterprise (“HNTE”) to enjoy a reduced 15% EIT rate. Futu Network Technology (Shenzhen) Co., Ltd., one of the Company’s subsidiary, and Shenzhen Futu, the Group’s consolidated VIE, obtained the qualification certificate of HNTE under the EIT Law, subject to the tax rate of 15% with a valid period of three years starting from 2019 and 2020, respectively.

According to the relevant EIT Laws jointly promulgated by the Ministry of Finance of the PRC, State Tax Bureau of the PRC, and Ministry of Science of the PRC that became effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”).

23.    TAXATION (Continued)

Income Tax (Continued)

5)	China (Continued)

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.

Dividends paid by the Group’s wholly foreign-owned subsidiaries in China to non-PRC-resident enterprises which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, will be subject to a withholding tax rate of 10%, unless the relevant Hong Kong entity satisfies all the requirements under the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income and receives approval from the relevant tax authority. The undistributed earnings that are subject to dividend tax are expected to be indefinitely reinvested for the foreseeable future. The Group did not record any withholding tax for its PRC earnings and considered determination of such withholding tax amount not practicable.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Current income tax expenses	215,288	143,732
Deferred income tax benefit	(8,791)	(534)
Income tax expenses	206,497	143,198

23.    TAXATION (Continued)

Tax Reconciliation

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Income before income tax	1,902,687	1,366,121
Tax expenses at Hong Kong profit tax rate of 16.5%	313,943	225,245
Changes of valuation allowance	51,486	1,300
Tax effect of permanence differences	5,948	20,365
Effect of income tax jurisdictions other than Hong Kong	(6,282)	921
Super deduction of research and development expenses	(21,597)	(31,895)
Final settlement differences	—	(2,418)
Income not subject to tax (1)	(137,001)	(70,320)
Income tax expenses	206,497	143,198
(1)

This amount mainly represents tax exemption relating to the offshore income of Futu Securities. The brokerage commission income derived from executing the clients’ orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

Deferred Tax Assets and Liabilities

Deferred income tax expenses reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and liabilities are as follows:

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	158,826	156,774
Accrued expenses and others	50,408	52,082
Less: valuation allowance	(169,422)	(170,722)
Total deferred tax assets	39,812	38,134
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,495)	(1,648)
Net deferred tax assets	38,317	36,486

Total deferred tax liabilities	2,131	9,291
Set-off of deferred tax assets pursuant to set-off provisions	(1,495)	(1,648)
Net deferred tax liabilities	636	7,643

23.    TAXATION (Continued)

Movement of Valuation Allowance

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)
Balance at beginning of the year/period	67,769	169,422
Additions	52,234	58,939
Reversals	(748)	(57,639)
Balance at end of the year/period	119,255	170,722

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory rate of 25%, 27.98%, 27.87%, 16.5%, 17% or the preferential tax rate of 15%, depending on which entity, was applied when calculating deferred tax assets.

As of December 31, 2021 and June 30, 2022, the Group had net operating loss carryforwards of HK$764,251  thousand and HK$767,940 thousand, respectively, which arose from the subsidiaries, VIEs and the VIEs’ subsidiaries established in Hong Kong, the U.S, Singapore and PRC. As of December 31, 2021 and June 30, 2022, of the net operating loss carryforwards, HK$761,417 thousand and HK$767,940 thousand was provided for valuation allowance against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets of accrued expenses and others will not be realized. While the remaining HK$2,834 thousand and nil is expected to be utilized prior to expiration considering future taxable income for respective entities.

Uncertain Tax Position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. The Group continues to assess the uncertain tax positions in accordance with applicable income tax guidance and based on changes in facts and circumstances.

23.    TAXATION

Income Tax

1)	Cayman Islands

The Group was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

2)	The United States (“US”)

The Company’s subsidiaries incorporated in the United States are subject to statutory income tax at a rate up to 35% for taxable income earned in the United States. On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was enacted, significantly revising the U.S corporate income tax law. Changes include a reduction in the federal corporate tax, changes to operating loss carry-forwards and carrybacks, and a repeal of the corporate alternative minimum tax. This legislation resulted in a reduction of the U.S. federal corporate income tax rates from a maximum of 35% to 21%, to which the subsidiaries incorporated in the United States are subject.

23.   TAXATION (Continued)

Income Tax (Continued)

3)	Hong Kong

Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

4)	Singapore

The Company’s subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. Singapore does not impose a withholding tax on dividends for resident companies. For the nine months ended September 30, 2021 and 2022, we did not incur any income tax as there was no estimated assessable profit that was subject to Singapore income tax.

5)	China

The Company’s subsidiaries, consolidated VIEs and subsidiary of the VIEs established in the PRC are subject to statutory income tax at a rate of 25%, unless preferential tax rates were applicable.

The Enterprise Income Tax (“EIT”) Law and its implementing rules permit High and New Technology Enterprise (“HNTE”) to enjoy a reduced 15% EIT rate. Futu Network Technology (Shenzhen) Co., Ltd., one of the Company’s subsidiary, and Shenzhen Futu, the Group’s consolidated VIE,  obtained the qualification certificate of HNTE under the EIT Law, subject to the tax rate of 15% with a valid period of three years starting from 2019 and 2020, respectively.

According to the relevant EIT Laws jointly promulgated by the Ministry of Finance of the PRC, State Tax Bureau of the PRC, and Ministry of Science of the PRC that became effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”).

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.

23.   TAXATION (Continued)

Income Tax (Continued)

Dividends paid by the Group’s wholly foreign-owned subsidiaries in China to non-PRC-resident enterprises which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, will be subject to a withholding tax rate of 10%, unless the relevant Hong Kong entity satisfies all the requirements under the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income and receives approval from the relevant tax authority. The undistributed earnings that are subject to dividend tax are expected to be indefinitely reinvested for the foreseeable future. The Group did not record any withholding tax for its PRC earnings and considered determination of such withholding tax amount not practicable.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Current income tax expenses	309,534	259,279
Deferred income tax benefit	(8,266)	(11,707)
Income tax expenses	301,268	247,572

Tax Reconciliation

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Income before income tax	2,612,670	2,229,064
Tax expenses at Hong Kong profit tax rate of 16.5%	431,091	367,631
Changes of valuation allowance	91,776	(31,771)
Tax effect of permanence differences	9,908	36,881
Effect of income tax jurisdictions other than Hong Kong	(14,548)	27,665
Super deduction of research and development expenses	(37,407)	(61,940)
Final settlement differences	—	(3,614)
Income not subject to tax (1)	(179,552)	(87,280)
Income tax expenses	301,268	247,572
(1)

This amount mainly represents tax exemption relating to the offshore income of Futu Securities. The brokerage commission income derived from executing the clients’ orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

23.    TAXATION (Continued)

Deferred Tax Assets and Liabilities

Deferred income tax expenses reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and liabilities are as follows:

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	158,826	124,678
Accrued expenses and others	50,408	65,011
Less: valuation allowance	(169,422)	(137,651)
Total deferred tax assets	39,812	52,038
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,495)	(976)
Net deferred tax assets	38,317	51,062

Total deferred tax liabilities	2,131	14,422
Set-off of deferred tax assets pursuant to set-off provisions	(1,495)	(976)
Net deferred tax liabilities	636	13,446

Movement of Valuation Allowance

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Balance at beginning of the period	67,768	169,422
Additions	92,445	89,878
Reversals	(669)	(121,649)
Balance at end of the period	159,544	137,651

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory rate of 25%, 27.98%, 27.87%, 16.5%, 17% or the preferential tax rate of 15%, depending on which entity, was applied when calculating deferred tax assets.

As of December 31, 2021 and September 30, 2022, the Group had net operating loss carryforwards of approximately HK$764,251 thousand and HK$711,365 thousand, respectively, which arose from the subsidiaries, VIEs and the VIEs’ subsidiaries established in Hong Kong, the U.S, Singapore and PRC. As of December 31, 2021 and September 30, 2022, of the net operating loss carryforwards, HK$761,417 thousand and HK$711,365 thousand was provided for valuation allowance against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets of accrued expenses and others will not be realized. While the remaining HK$2,834 thousand and nil is expected to be utilized prior to expiration considering future taxable income for respective entities.

23.    TAXATION (Continued)

Uncertain Tax Position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. The Group continues to assess the uncertain tax positions in accordance with applicable income tax guidance and based on changes in facts and circumstances.